Pension and Other Employee Benefit Plans (Forecasted Benefit Payments Including Effect of Expected Future Service) (Detail) ¥ in Millions	Mar. 31, 2019 JPY (¥)
Defined Benefit Plan Disclosure [Line Items]
2020	¥ 68,890
2021	70,015
2022	70,637
2023	71,370
2024	72,606
2025-2029	¥ 351,719